                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [  ]; Amendment Number: ______
      This Amendment (Check only one.):    [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
           ------------------------
Address:   1440 Kiewit Plaza
           ------------------------
           Omaha, NE 68131
           ------------------------

           ------------------------

Form 13F File Number:   28- 4545
                           ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
            ----------------
Title:      Vice President
            ----------------
Phone:      402-346-1400
            ----------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE                     August 12, 2005
----------------------------  ----------------------        ---------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28- 5194                   General Re - New England Asset Management, Inc.
         ------                  -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        20
                                                   ---------------

Form 13F Information Table Entry Total:                   69
                                                   ---------------

Form 13F Information Table Value Total:         $    35,310,761
                                                  ----------------
                                                        (thousands)

Confidential Information has been omitted from the public Form 13F and filed with the Commission. Included in this information is information regarding Berkshire's positions in H&R Block, Inc. and Torchmark Corp. included in its March 31, 2005 public Form 13F.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NO.   FORM 13F FILE NUMBER  NAME
    1.   28-5678               Berkshire Hathaway Life Insurance Co. of Nebraska
    2.   28-                   BH Columbia Inc.
    3.   28-5676               BHG Life Insurance Co.
    4.   28-719                Blue Chip Stamps
    5.   28-554                Buffett, Warren E.
    6.   28-1517               Columbia Insurance Co.
    7.   28-2226               Cornhusker Casualty Co.
    8.   28-                   Cypress Insurance Company
    9.   28-                   Fechheimer Brothers Company
   10.   28-852                GEICO Corp.
   11.   28-101                Government Employees Ins. Corp.
   12.   28-1066               National Fire & Marine
   13.   28-718                National Indemnity Co.
   14.   28-5006               National Liability & Fire Ins. Co.
   15.   28-                   Nebraska Furniture Mart
   16.   28-717                OBH Inc.
   17.   28-2740               Plaza Investment Managers
   18.   28-1357               Wesco Financial Corp.
   19.   28-3091               Wesco Financial Ins. Co.
   20.   28-3105               Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2005

                                                                      Column 6
                                         Column 4     Column 5  Investment Discretion                              Column 8
                Column 2   Column 3      Market      Shares or         (b)     (c)          Column 7           Voting Authority
Column 1        Title of    CUSIP         Value      Principal  (a)  Shared- Shared-         Other          (a)     (b)      (c)
Name of Issuer   Class      Number   (In Thousands)   Amount $  Sole Defined  Other         Managers       Sole    Shared    None
--------------   -----      ------   --------------   --------  ---- -------  -----         --------       ----    ------    ----
American
Express Co.       Com    025816 10 9        916,908  17,225,400         X            5, 2, 6, 16                 17,225,400
                                            425,554   7,994,634         X            5, 12, 16                    7,994,634
                                          6,401,220 120,255,879         X            5, 13, 16                  120,255,879
                                            103,431   1,943,100         X            5, 4, 16, 18, 19, 20         1,943,100
                                             74,507   1,399,713         X            5, 15, 16                    1,399,713
                                             44,704     839,832         X            5, 9, 16                       839,832
                                            103,913   1,952,142         X            5, 16                        1,952,142
American
Standard
Companies         Com    029712 10 6        440,072  10,497,900         X            5, 10, 11, 13, 16, 17       10,497,900
Coca Cola         Com    191216 10 0         16,700     400,000         X            5, 16                          400,000
                                             74,148   1,776,000         X            5, 14, 16                    1,776,000
                                            300,834   7,205,600         X            5, 4, 16, 18, 19, 20         7,205,600
                                          1,675,912  40,141,600         X            5, 2, 6, 16                 40,141,600
                                          5,842,729 139,945,600         X            5, 13, 16                  139,945,600
                                            381,562   9,139,200         X            5, 12, 16                    9,139,200
                                             20,040     480,000         X            5, 15, 16                      480,000
                                             38,075     912,000         X            5, 8, 16                       912,000
Comcast Corp    CLA SPL  20030N 20 0        299,500  10,000,000         X            5, 10, 11, 13, 16, 17       10,000,000
Comdisco
Holding Co.       Com    200334 10 0         18,042   1,202,832         X            5, 13, 16                    1,202,832
                                              4,487     299,148         X            5, 2, 6, 16                    299,148
                                                255      16,998         X            5, 12, 16                       16,998
Costco
Wholesale Corp.   Com    22160K 10 5        235,011   5,254,000         X            5, 13, 16                    5,254,000
Dean Foods Co.    Com    242370 10 4         13,233     375,500         X            5, 10, 11, 13, 16, 17          375,500
First Data
Corporation       Com    319963 10 4        346,208   8,625,000         X            5, 10, 11, 13, 16, 17        8,625,000
Gannett Inc.      Com    364730 10 1        245,228   3,447,600         X            5, 13, 16                    3,447,600
Gap Inc.          Com    364760 10 8        304,826  15,434,243         X            5, 10, 11, 13, 16, 17       15,434,243
The Gillette
Co.               Com    375766 10 2      3,037,800  60,000,000         X            5, 13, 16                   60,000,000
                                          1,053,104  20,800,000         X            5, 2, 6, 16                 20,800,000
                                            324,032   6,400,000         X            5, 12, 16                    6,400,000
                                            324,032   6,400,000         X            5, 4, 16, 18, 19, 20         6,400,000
                                             40,504     800,000         X            5, 14, 16                      800,000
                                             81,008   1,600,000         X            5, 8, 16                     1,600,000
                                            252,137   4,980,000         X            5, 10, 11, 13, 16, 17        4,980,000
Home Depot Inc.   Com    437076 10 2         36,760     945,000         X            5, 10, 11, 13, 16, 17          945,000
Iron Mountain
Inc.              Com    462846 10 6        155,100   5,000,000         X            5, 10, 11, 13, 16, 17        5,000,000
Lexmark
International,
Inc.              Cl A   529771 10 7         64,830   1,000,000         X            5, 10, 11, 13, 16, 17        1,000,000
Lowes
Companies Inc.    Com    548661 10 7         22,706     390,000         X            5, 10, 11, 13, 16, 17          390,000
                                         ----------
                                         23,719,112
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2005

                                                                      Column 6
                                        Column 4     Column 5   Investment Discretion                              Column 8
                Column 2   Column 3      Market     Shares or          (b)     (c)          Column 7           Voting Authority
Column 1        Title of    CUSIP         Value     Principal   (a)  Shared- Shared-         Other          (a)      (b)     (c)
Name of Issuer   Class      Number   (In Thousands)  Amount $   Sole Defined  Other         Managers       Sole    Shared    None
--------------   -----      ------   --------------  --------   ---- -------  -----         --------       ----    ------    ----
M & T Bank
Corporation       Com    55261F 10 4        630,651   5,997,060         X            5, 13, 16                    5,997,060
                                             57,417     546,000         X            5, 10, 11, 13, 16, 17          546,000
                                             17,425     165,700         X            5, 12, 16                      165,700
Moody's           Com    615369 10 5      1,451,336  32,280,600         X            5, 13, 16                   32,280,600
                                            706,744  15,719,400         X            5, 10, 11, 13, 16, 17       15,719,400
Mueller
Industries        Com    624756 10 2         23,084     851,800         X            5, 13, 16                      851,800
Nike Inc.         Com    654106 10 3        214,300   2,474,600         X            5, 10, 11, 13, 16, 17        2,474,600
Outback
Steakhouse Inc.   Com    689899 10 2         82,283   1,818,800         X            5, 10, 11, 13, 16, 17        1,818,800
Petrochina Co
LTD               ADR    71646E 10 0          5,355      72,900         X            5, 13, 16                       72,900
                                             43,049     586,100         X            5, 10, 11, 13, 16, 17          586,100
Pier 1 Imports
Inc.              Com    720279 10 8        113,520   8,000,000         X            5, 10, 11, 13, 16, 17        8,000,000
Proctor &
Gamble Co.        Com    742718 10 9         33,232     630,000         X            5, 10, 11, 13, 16, 17          630,000
Sealed Air
Corporation       Com    81211K 10 0         55,431   1,113,300         X            5, 13, 16                    1,113,300
Servicemaster
Company           Com    81760N 10 9         75,195   5,611,600         X            5, 10, 11, 13, 16, 17        5,611,600
Shaw
Communications
Inc.              Cl B   82028K 20 0        456,940  22,000,000         X            5, 10, 11, 13, 16, 17       22,000,000
Sun Trusts
Banks Inc.        Com    867914 10 3        169,374   2,344,600         X            5, 13, 16                    2,344,600
                                             62,126     860,000         X            5, 2, 6, 16                    860,000
Tyco
International
LTD               Com    902124 10 6        146,000   5,000,000         X            5, 10, 11, 13, 16, 17        5,000,000
USG Corporation   Com    903293 40 5        276,250   6,500,000         X            5, 13, 16                    6,500,000
Washington Post
Co.               Cl B   939640 10 8        746,771     894,304         X            5, 13, 16                              894,304
                                            123,844     148,311         X            5, 1, 3, 7, 13, 16                     148,311
                                            541,237     648,165         X            5, 12, 16                              648,165
                                             30,884      36,985         X            5, 14, 16                               36,985
Wells Fargo &
Co. Del           Com    949746 10 1        794,541  12,902,590         X            5, 2, 6, 16                 12,902,590
                                             62,910   1,021,600         X            5, 4, 16, 18, 19, 20         1,021,600
                                              7,449     120,970         X            5, 12, 16                      120,970
                                             85,843   1,394,000         X            5, 14, 16                    1,394,000
                                             61,580   1,000,000         X            5, 16                        1,000,000
                                          2,364,940  38,404,360         X            5, 13, 16                   38,404,360
                                             37,247     604,860         X            5, 15, 16                      604,860
                                             52,343     850,000         X            5, 9, 16                       850,000
                                              9,237     150,000         X            5, 8, 16                       150,000
Wesco Finl
Corp.             Com    950817 10 6      2,053,111   5,703,087         X            5, 4, 16                     5,703,087
                                        -----------
                                         11,591,649
                                        -----------
    GRAND TOTAL                         $35,310,761
                                        ===========